Discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses:
Net income (loss) from discontinued operations	$ (3,316)	$ 2,100	$ (29,763)	$ 6,144
Discontinued Operations, Disposed of by Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	20,000	61,374	160,004	193,798
Cost of revenue	15,701	47,571	126,861	152,966
Gross profit	4,299	13,803	33,143	40,832
Operating expenses:
Research and development	1,025	2,638	6,763	9,081
General and administrative	832	4,290	8,313	13,331
Sales and marketing	837	2,404	6,006	7,048
Foreign exchange (gain) loss	(443)	640	2,166	723
Depreciation and amortization	230	647	1,509	1,954
Operating expenses	2,481	10,619	24,757	32,137
Income from discontinued operations	1,818	3,184	8,386	8,695
Income from investment accounted for by the equity method	119	221	591	666
Loss on disposal of operations	(5,085)	0	(35,268)	0
Impairment of long-lived assets	0	0	(664)	0
Interest on long-term debt	(55)	(663)	(930)	(1,266)
Interest and other income, net of bank charges	76	354	429	525
Income (loss) from discontinued operations before income tax	(3,127)	3,096	(27,456)	8,620
Income tax expense	189	996	2,307	2,476
Net income (loss) from discontinued operations	$ (3,316)	$ 2,100	$ (29,763)	$ 6,144